Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of consolidated balance sheets
As at
December 31, 2022
Operating lease right-of-use assets	$1,160,563
Operating lease liabilities	$1,220,236

Schedule of consolidated statements of comprehensive (loss)/income
Year ended
December 31, 2022
Operating lease cost	$699,909

Schedule of present value of its operating lease payments
Year ended December 31,
2023	$623,744
2024	541,866
2025	80,964
Thereafter	-
Total undiscounted operating lease payments	1,246,574
Less: imputed interest	(26,338)
Present value of operating lease liabilities	$1,220,236

Schedule of minimum annual lease commitments
Year ended December 31,

2023	$552,437
2024	479,076
2025	74,725
2026	5,660
Thereafter	-
$1,111,898